Interest income calculated using the effective interest method	12 Months Ended
Dec. 31, 2021
Interest income calculated using the effective interest method
Interest income calculated using the effective interest method

33. Interest income calculated using the effective interest method

Interest income in the consolidated income statement comprises the interest accrued in the year on all financial assets with an implicit or explicit return, calculated by applying the effective interest method, irrespective of measurement at fair value through other comprehensive income, and the adjustment to interest income as a result of hedge accounting.

The breakdown of the interest income calculated using the effective interest method items earned in 2019, 2020 and 2021 is as follows:

	2019	2020	2021

Cash and balances with the Central Bank	2,456	1,951	1,471
Loans and advances to credit institutions	2,839	412	1,714
Loans and advances to customers	89,894	84,290	74,695
Debt instruments	9,925	14,643	15,472
Hedging financial derivatives	3,541	2,432	340
Other interest income	191	249	353
	108,846	103,977	94,045